Exhibit 99.1

World Omni Auto Receivables Trust 2015-A

Monthly Servicer Certificate

February 29, 2016

Dates Covered
Collections Period	02/01/16 - 02/29/16
Interest Accrual Period	02/16/16 - 03/14/16
30/360 Days	30
Actual/360 Days	28
Distribution Date	03/15/16

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 01/31/16	466,603,268.50	25,852
Yield Supplement Overcollateralization Amount 01/31/16	17,721,211.03	0
Receivables Balance 01/31/16	484,324,479.53	25,852
Principal Payments	18,598,414.35	1,080
Defaulted Receivables	1,263,426.33	63
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 02/29/16	16,823,513.84	0
Pool Balance at 02/29/16	447,639,125.01	24,709

Pool Statistics	$ Amount	# of Accounts
Aggregate Starting Principal Balance	753,141,610.59	39,790

Pool Factor	61.67%

Prepayment ABS Speed	1.73%

Overcollateralization Target Amount	20,143,760.63
Actual Overcollateralization	20,143,760.63

Weighted Average APR	4.22%
Weighted Average APR, Yield Adjusted	6.02%
Weighted Average Remaining Term	53.58

Delinquent Receivables:
Past Due 31-60 days	5,611,272.22	316
Past Due 61-90 days	1,293,512.43	76
Past Due 91-120 days	388,594.27	22
Past Due 121 + days	0.00	0
Total	7,293,378.92	414

Total 31+ Delinquent as % Ending Pool Balance	1.63%

Recoveries	642,675.54

Aggregate Net Losses/(Gains) - February 2016	620,750.79

Ratio of Net Loss to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Loss Ratio	1.54%
Prior Period Net Loss Ratio	1.66%
Second Prior Period Net Loss Ratio	0.92%
Third Prior Period Net Loss Ratio	0.71%
Four Month Average	1.21%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.66%

Flow of Funds	$ Amount

Collections	20,968,038.86
Advances	(27,054.67)
Investment Earnings on Cash Accounts	3,844.10
Servicing Fee	(403,603.73)
Interest Rate Swap Receipt	0.00
Transfer to Collection Account	0.00
Available Funds	20,541,224.56

Distributions of Available Funds
(1) Class A Interest	437,108.76
(2) First Priority Principal Distributable Amount	0.00
(3) Class B Interest	25,177.00
(4) Second Priority Principal Distributable Amount	0.00
(5) Required Reserve Account	0.00
(6) Noteholders' Principal Distributable Amount	18,110,757.04
(7) Distribution to Certificateholders	1,968,181.76
(8) Remaining Amounts	0.00

Total Distributions of Available Funds	20,541,224.56

Servicing Fee	403,603.73
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount

Original Class A	691,410,000.00
Original Class B	14,810,000.00

Total Class A & B
Note Balance @ 02/16/16	445,606,121.42
Principal Paid	18,110,757.04
Note Balance @ 03/15/16	427,495,364.38

Class A-1
Note Balance @ 02/16/16	0.00
Principal Paid	0.00
Note Balance @ 03/15/16	0.00
Note Factor @ 03/15/16	0.0000000%

Class A-2a
Note Balance @ 02/16/16	71,193,060.71
Principal Paid	9,055,378.52
Note Balance @ 03/15/16	62,137,682.19
Note Factor @ 03/15/16	47.4333452%

Class A-2b
Note Balance @ 02/16/16	71,193,060.71
Principal Paid	9,055,378.52
Note Balance @ 03/15/16	62,137,682.19
Note Factor @ 03/15/16	47.4333452%

Class A-3
Note Balance @ 02/16/16	204,000,000.00
Principal Paid	0.00
Note Balance @ 03/15/16	204,000,000.00
Note Factor @ 03/15/16	100.0000000%

Class A-4
Note Balance @ 02/16/16	84,410,000.00
Principal Paid	0.00
Note Balance @ 03/15/16	84,410,000.00
Note Factor @ 03/15/16	100.0000000%

Class B
Note Balance @ 02/16/16	14,810,000.00
Principal Paid	0.00
Note Balance @ 03/15/16	14,810,000.00
Note Factor @ 03/15/16	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	462,285.76
Total Principal Paid	18,110,757.04
Total Paid	18,573,042.80

Class A-1
Coupon	0.24000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2a
Coupon	0.79000%
Interest Paid	46,868.76
Principal Paid	9,055,378.52
Total Paid to A-2a Holders	9,102,247.28

Class A-2b
One-Month Libor	0.43050%
Coupon	0.71050%
Interest Paid	39,342.08
Principal Paid	9,055,378.52
Total Paid to A-2b Holders	9,094,720.60

Class A-3
Coupon	1.34000%
Interest Paid	227,800.00
Principal Paid	0.00
Total Paid to A-3 Holders	227,800.00

Class A-4
Coupon	1.75000%
Interest Paid	123,097.92
Principal Paid	0.00
Total Paid to A-4 Holders	123,097.92

Class B
Coupon	2.04000%
Interest Paid	25,177.00
Principal Paid	0.00
Total Paid to B Holders	25,177.00

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	0.6545917
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	25.6446391
Total Distribution Amount	26.2992308

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2a Interest Distribution Amount	0.3577768
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	69.1250269
Total A-2a Distribution Amount	69.4828037

A-2b Interest Distribution Amount	0.3003212
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	69.1250269
Total A-2b Distribution Amount	69.4253481

A-3 Interest Distribution Amount	1.1166667
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	1.1166667

A-4 Interest Distribution Amount	1.4583334
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	1.4583334

B Interest Distribution Amount	1.7000000
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	1.7000000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Principal Distributable Amount	1,000.00

Account Balances	$ Amount

Advances
Balance as of 01/31/16	100,060.04
Balance as of 02/29/16	73,005.37
Change	(27,054.67)

Reserve Account
Balance as of 02/16/16	1,806,189.65
Investment Earnings	350.39
Investment Earnings Paid	(350.39)
Deposit/(Withdrawal)	-
Balance as of 03/15/16	1,806,189.65
Change	-

Required Reserve Amount	1,806,189.65